Quarterly Holdings Report
for
Fidelity® International Capital Appreciation Fund
January 31, 2025
IVF-NPRT1-0425
1.813010.120
Common Stocks - 99.9%
	Shares	Value ($)
BRAZIL - 1.5%
Consumer Discretionary - 1.5%
Broadline Retail - 1.5%
MercadoLibre Inc (a)	28,680	55,128,409
CANADA - 4.7%
Financials - 1.7%
Capital Markets - 1.7%
Brookfield Asset Management Ltd Class A (United States) (b)	1,032,370	61,766,697
Industrials - 1.3%
Professional Services - 1.3%
Thomson Reuters Corp	283,830	47,696,564
Information Technology - 1.7%
Software - 1.7%
Constellation Software Inc/Canada	19,029	62,232,234
Constellation Software Inc/Canada warrants 3/31/2040 (a)(c)	38,399	3
		62,232,237
TOTAL CANADA		171,695,498
CHINA - 6.6%
Communication Services - 2.8%
Interactive Media & Services - 2.8%
Tencent Holdings Ltd	1,932,268	101,666,702
Consumer Discretionary - 3.8%
Broadline Retail - 1.5%
PDD Holdings Inc Class A ADR (a)	500,993	56,066,127
Hotels, Restaurants & Leisure - 2.3%
Meituan B Shares (a)(d)(e)	1,533,836	29,192,822
Trip.com Group Ltd ADR (a)	745,453	52,308,437
		81,501,259
TOTAL CONSUMER DISCRETIONARY		137,567,386

TOTAL CHINA		239,234,088
DENMARK - 3.8%
Health Care - 2.5%
Pharmaceuticals - 2.5%
Novo Nordisk A/S Series B	1,053,377	88,931,007
Industrials - 1.3%
Air Freight & Logistics - 1.3%
DSV A/S	243,671	48,542,738
TOTAL DENMARK		137,473,745
FRANCE - 10.5%
Consumer Discretionary - 4.3%
Textiles, Apparel & Luxury Goods - 4.3%
Hermes International SCA	25,629	72,424,417
LVMH Moet Hennessy Louis Vuitton SE	114,685	83,881,136
		156,305,553
Health Care - 1.4%
Health Care Equipment & Supplies - 1.4%
EssilorLuxottica SA	182,331	50,257,203
Industrials - 3.2%
Aerospace & Defense - 1.8%
Safran SA	257,722	63,888,358
Building Products - 1.4%
Cie de Saint-Gobain SA	556,559	52,190,443
TOTAL INDUSTRIALS		116,078,801

Materials - 1.6%
Chemicals - 1.6%
Air Liquide SA	337,047	58,875,969
TOTAL FRANCE		381,517,526
GERMANY - 7.5%
Financials - 1.5%
Insurance - 1.5%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	103,831	56,279,764
Industrials - 1.8%
Electrical Equipment - 1.8%
Siemens Energy AG (a)	1,086,801	64,661,698
Information Technology - 2.6%
Software - 2.6%
SAP SE	337,389	92,975,725
Materials - 1.6%
Construction Materials - 1.6%
Heidelberg Materials AG	405,555	57,407,620
TOTAL GERMANY		271,324,807
INDIA - 6.1%
Communication Services - 1.5%
Wireless Telecommunication Services - 1.5%
Bharti Airtel Ltd	2,811,080	52,613,446
Financials - 3.3%
Banks - 3.3%
HDFC Bank Ltd	3,185,722	62,395,145
ICICI Bank Ltd	3,957,094	56,981,104
		119,376,249
Industrials - 1.3%
Construction & Engineering - 1.3%
Larsen & Toubro Ltd	1,196,661	49,132,088
TOTAL INDIA		221,121,783
INDONESIA - 1.3%
Financials - 1.3%
Banks - 1.3%
Bank Central Asia Tbk PT	83,071,948	47,988,994
IRELAND - 1.2%
Industrials - 1.2%
Building Products - 1.2%
Kingspan Group PLC	619,017	43,217,921
ITALY - 2.7%
Consumer Discretionary - 1.2%
Automobiles - 1.2%
Ferrari NV (Italy)	105,925	45,778,756
Industrials - 1.5%
Electrical Equipment - 1.5%
Prysmian SpA	767,471	53,614,385
TOTAL ITALY		99,393,141
JAPAN - 10.9%
Financials - 1.5%
Insurance - 1.5%
Tokio Marine Holdings Inc	1,622,436	53,513,408
Health Care - 1.5%
Health Care Equipment & Supplies - 1.5%
Hoya Corp	411,274	55,228,327
Industrials - 5.1%
Industrial Conglomerates - 2.0%
Hitachi Ltd	2,768,996	69,613,780
Machinery - 1.4%
Mitsubishi Heavy Industries Ltd	3,455,000	50,564,778
Professional Services - 1.7%
Recruit Holdings Co Ltd	882,924	61,621,204
TOTAL INDUSTRIALS		181,799,762

Information Technology - 2.8%
Semiconductors & Semiconductor Equipment - 2.8%
Advantest Corp	885,400	48,951,274
Disco Corp	185,485	53,683,677
		102,634,951
TOTAL JAPAN		393,176,448
NETHERLANDS - 5.3%
Industrials - 1.4%
Professional Services - 1.4%
Wolters Kluwer NV	278,163	50,715,527
Information Technology - 3.9%
Semiconductors & Semiconductor Equipment - 3.9%
ASM International NV	90,003	52,940,286
ASML Holding NV	118,986	88,021,421
		140,961,707
TOTAL NETHERLANDS		191,677,234
SWEDEN - 1.5%
Industrials - 1.5%
Machinery - 1.5%
Atlas Copco AB A Shares	3,298,400	55,102,316
SWITZERLAND - 1.5%
Financials - 1.5%
Insurance - 1.5%
Zurich Insurance Group AG	92,164	55,848,131
TAIWAN - 4.5%
Information Technology - 4.5%
Semiconductors & Semiconductor Equipment - 4.5%
Taiwan Semiconductor Manufacturing Co Ltd	4,945,959	163,922,533
UNITED KINGDOM - 9.6%
Consumer Discretionary - 1.8%
Hotels, Restaurants & Leisure - 1.8%
InterContinental Hotels Group PLC	479,897	63,990,137
Financials - 3.2%
Capital Markets - 3.2%
3i Group PLC	1,230,131	59,099,633
London Stock Exchange Group PLC	388,890	57,869,958
		116,969,591
Industrials - 4.6%
Aerospace & Defense - 1.6%
Rolls-Royce Holdings PLC (a)	7,917,951	59,037,464
Professional Services - 1.6%
RELX PLC	1,194,385	59,308,961
Trading Companies & Distributors - 1.4%
Ashtead Group PLC	747,336	49,166,559
TOTAL INDUSTRIALS		167,512,984

TOTAL UNITED KINGDOM		348,472,712
UNITED STATES - 20.7%
Financials - 8.9%
Capital Markets - 2.8%
Moody's Corp	97,654	48,772,314
S&P Global Inc	100,632	52,470,531
		101,242,845
Financial Services - 3.3%
Mastercard Inc Class A	103,441	57,454,235
Visa Inc Class A	172,144	58,838,819
		116,293,054
Insurance - 2.8%
Arthur J Gallagher & Co	170,133	51,349,542
Marsh & McLennan Cos Inc	226,128	49,042,640
		100,392,182
TOTAL FINANCIALS		317,928,081

Industrials - 6.1%
Commercial Services & Supplies - 1.3%
Waste Connections Inc	257,998	47,406,589
Construction & Engineering - 1.3%
Ferrovial SE	1,122,400	48,205,239
Electrical Equipment - 2.1%
Schneider Electric SE	292,748	74,248,150
Professional Services - 1.4%
Experian PLC	1,057,283	52,081,422
TOTAL INDUSTRIALS		221,941,400

Information Technology - 1.5%
Semiconductors & Semiconductor Equipment - 1.5%
Broadcom Inc	252,033	55,767,342
Materials - 4.2%
Chemicals - 1.3%
Linde PLC	109,118	48,679,722
Construction Materials - 2.9%
CRH PLC (United Kingdom)	473,007	47,200,022
Holcim AG	552,851	55,408,949
		102,608,971
TOTAL MATERIALS		151,288,693

TOTAL UNITED STATES		746,925,516
TOTAL COMMON STOCKS (Cost $2,648,857,919)		3,623,220,802

Money Market Funds - 1.1%
	Yield (%)	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund (f)(g) (Cost $40,213,500)	4.37	40,209,479	40,213,500

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $2,689,071,419)	3,663,434,302
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(36,040,665)
NET ASSETS - 100.0%	3,627,393,637

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $29,192,822 or 0.8% of net assets.

(e)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $29,192,822 or 0.8% of net assets.

(f)	Investment made with cash collateral received from securities on loan.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	250,518,740	250,518,740	308,073	-	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund	35,530,000	16,988,256	12,304,756	10,446	-	-	40,213,500	40,209,479	0.2%
Total	35,530,000	267,506,996	262,823,496	318,519	-	-	40,213,500	40,209,479

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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